John Hancock Balanced Fund (the fund)

Supplement dated 12-8-09 to the current Class A, B and C Shares Prospectus

In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table and related side bar disclosures are deleted and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	10 Year	Inception

as of 12-31-08				5-3-99

Class A before tax	–29.13	3.78	1.19	—

After tax on distributions	–29.59	2.72	0.15	—

After tax on distributions, with sale	–18.89	2.87	0.53	—

Class B before tax	–29.57	3.79	1.15	—

Class C before tax	–26.68	4.13	—	0.59

S&P 500 Index	–37.00	–2.19	–1.38	–2.46

Barclays Capital Government/Credit Bond Index*	5.70	4.64	5.64	5.94

Barclays Capital U.S. Aggregate Bond Index*	5.24	4.65	5.63	5.85

*Prior to December 8, 2009, the fund compared its performance to both the S&P 500 Index and the Barclays Capital Government/Credit Bond Index. After this date, the fund replaced the Barclays Capital Government/Credit Bond Index with the Barclays Capital U.S. Aggregate Bond Index, which better reflects that portion of the fund’s investment strategy of investing in fixed-income securities. The fund also continues to compare its performance to the S&P 500 Index.

Average annual total returns

These include sales charges. Performance of broad-based securities market indexes is included for comparison and can give an idea of the fund’s risks. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Barclays Capital U.S. Aggregate Bond Index
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Balanced Fund (the fund)

Supplement dated 12-8-09 to the current Class I Shares Prospectus

In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table and related side bar disclosures are deleted and replaced with the following:

Average annual total returns (%)	1 Year	5 Year	Inception

as of 12-31-08			3-1-02

Class I before tax	–25.10	5.35	3.63

After tax on distributions	–25.70	3.96	2.35

After tax on distributions, with sale	–16.25	3.98	2.48

S&P 500 Index	–37.00	–2.19	–1.40

Barclays Capital Government/Credit Bond Index*	5.70	4.64	5.51

Barclays Capital U.S. Aggregate Bond Index*	5.24	4.65	5.28

*Prior to December 8, 2009, the fund compared its performance to both the S&P 500 Index and the Barclays Capital Government/Credit Bond Index. After this date, the fund replaced the Barclays Capital Government/Credit Bond Index with the Barclays Capital U.S. Aggregate Bond Index, which better reflects that portion of the fund’s investment strategy of investing in fixed-income securities. The fund also continues to compare its performance to the S&P 500 Index.

Average annual total returns

Performance of broad-based securities market indexes is included for comparison and can give an idea of the fund’s risks. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Barclays Capital U.S. Aggregate Bond Index
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Balanced Fund (the fund)

Supplement dated 12-8-09 to the current Class R1, R3, R4 and R5 Shares Prospectus

In the section of the Prospectus entitled “Fund summary — Past performance,” the “Average annual total returns” table and related side bar disclosures are deleted and replaced with the following:

Average annual total returns[1] (%)	1 Year	5 Year	10 Year

as of 12-31-08

Class R1 before tax	–25.68	4.54	1.39

After tax on distributions	–26.10	3.49	0.35

After tax on distributions, with sale	–16.65	3.54	0.71

Class R3 before tax	–25.59	4.65	1.49

Class R4 before tax	–25.39	4.96	1.79

Class R5 before tax	–25.19	5.26	2.09

S&P 500 Index	–37.00	–2.19	–1.38

Barclays Capital Government/Credit Bond Index*	5.70	4.64	5.64

Barclays Capital U.S. Aggregate Bond Index*	5.24	4.65	5.63

1	October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. Class R1, R3, R4 and R5 shares were first offered on September 8, 2008; the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class R1, R3, R4 and R5 shares, respectively.

*Prior to December 8, 2009, the fund compared its performance to both the S&P 500 Index and the Barclays Capital Government/Credit Bond Index. After this date, the fund replaced the Barclays Capital Government/Credit Bond Index with the Barclays Capital U.S. Aggregate Bond Index, which better reflects that portion of the fund’s investment strategy of investing in fixed-income securities. The fund also continues to compare its performance to the S&P 500 Index.

Average annual total returns

Performance of broad-based securities market indexes is included for comparison and can give an idea of the fund’s risks. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class R1 and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

Barclays Capital U.S. Aggregate Bond Index
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.